Quarterly portfolio holdings
John Hancock
Floating Rate Income Fund
Fixed income
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.1%					$813,865,979
(Cost $828,513,724)
Communication services 6.8%					65,123,146
Diversified telecommunication services 2.6%
Cincinnati Bell, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.250%)	6.166	11-22-28		4,678,999	4,684,192
Connect Finco SARL, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.416	09-27-29		2,953,138	2,932,850
Eircom Finco Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 2.750%)	4.641	05-15-29	EUR	3,000,000	3,481,746
Frontier Communications Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.459	07-01-31		2,727,492	2,723,237
Masorange Finco PLC, 2025 EUR Term Loan B (B)	TBD	03-25-31	EUR	3,917,104	4,546,984
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	7.128	05-11-29		2,651,022	2,654,336
Zacapa SARL, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.752	03-22-29		4,376,000	4,372,368
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	736,442	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	775,151	4,497
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.752	04-02-29		2,025,032	1,966,812
Interactive media and services 0.6%
MH Sub I LLC, 2023 Term Loan (3 month CME Term SOFR + 4.250%)	8.252	05-03-28		2,911,388	2,624,878
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	8.166	12-31-31		2,317,533	1,883,969
Plusgrade, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.502	03-03-31		1,277,378	1,280,572
Media 2.6%
Cengage Learning, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.500%)	7.357	03-24-31		1,250,211	1,240,122
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	5.985	12-07-30		2,394,769	2,383,873
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.280	03-23-28		2,439,710	2,405,139
Digital Media Solutions LLC, 2025 Exit Term Loan (1 month CME Term SOFR + 1.000% and 6.500% PIK) (C)	11.416	02-28-30		611,338	611,338
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.352	08-19-28		2,556,536	2,467,057
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	7.666	01-31-28		4,862,827	4,279,288
Numericable US LLC, 2025 USD Term Loan B14 (3 month CME Term SOFR + 6.875%)	10.860	05-31-31		1,400,356	1,403,268
Radiate Holdco LLC, 2025 FLFO Term Loan (1 month CME Term SOFR + 5.000% and 1.500% PIK)	10.530	09-25-29		3,032,595	2,216,948
Radiate Holdco LLC, 2025 Term Loan (B)	TBD	06-26-29		58,426	57,769
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	9.140	07-15-28		473,939	468,963
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	9.640	10-15-28		2,735,649	1,572,998
Speedster Bidco GmbH, 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.240	12-10-31		1,800,362	1,802,163
Tele Columbus AG, 2024 EUR Term Loan B (6 month EURIBOR + 0.500% and 9.500% PIK)	12.107	01-01-29	EUR	892,359	706,694
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.878	02-19-30		614,684	529,243
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.323	01-31-29		2,436,999	2,434,708
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	01-30-31		5,032,330	5,063,782
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	09-20-30		2,432,829	2,323,352
Consumer discretionary 10.1%					96,514,876
Automobile components 0.6%
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	8.739	11-17-28		1,359,258	1,325,915
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	8.989	11-17-28		1,978,929	1,934,403
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	10.002	12-03-29		2,635,338	2,565,054
Broadline retail 0.6%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.502	10-28-30		2,239,463	2,246,136
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	01-30-31		3,672,308	3,671,941
Distributors 0.2%
OptiGroup AB, EUR Term Loan B1 (B)	TBD	03-16-29	EUR	1,747,497	1,898,077
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 2.8%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	8.352	08-31-28		2,403,853	$2,192,314
Fugue Finance LLC, 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.572	01-09-32		4,678,137	4,690,113
GBT US III LLC, 2025 Term Loan B1 (3 month CME Term SOFR + 2.500%)	6.358	07-25-31		3,279,176	3,281,799
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.868	08-11-28		2,445,357	2,139,687
Lernen US Finco LLC, 2025 USD Term Loan B3A (6 month CME Term SOFR + 3.500%)	7.440	10-27-31		1,910,647	1,910,647
Lernen US Finco LLC, 2025 USD Term Loan B3B (3 month CME Term SOFR + 3.500%)	7.410	10-27-31		515,265	515,265
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.359	07-25-30		1,407,403	1,412,455
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	5.916	07-18-31		2,858,050	2,859,851
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.002	04-09-31		2,003,886	1,983,847
Verisure Holding AB, 2025 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.300	11-03-32	EUR	943,467	1,097,150
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	08-03-28		4,593,404	4,602,499
Hotels, restaurants and leisure 4.1%
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (B)	TBD	11-10-32		2,937,382	2,834,574
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.166	02-06-31		3,524,685	3,482,107
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B (B)	TBD	07-31-32		1,452,000	1,442,925
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	12-15-27		4,963,783	4,963,435
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	04-26-30		4,875,263	4,834,116
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	6,323
Lakeland Tours LLC, 2025 Term Loan (C)	20.000	09-25-27		9,247	9,247
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.209	04-14-29		3,410,679	3,413,510
MIC Glen LLC, 2025 Add-on Term Loan (1 month CME Term SOFR + 3.250%)	7.166	07-21-28		3,142,904	3,159,278
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.666	09-20-30		4,289,406	4,282,972
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	8.240	08-01-30		3,168,854	2,951,946
Raising Cane’s Restaurants LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.984	11-03-32		2,465,526	2,465,526
Sabre GLBL, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 6.000%)	10.016	11-15-29		809,555	733,999
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	03-14-31		2,342,993	2,344,774
Tacala Investment Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	01-31-31		1,883,162	1,890,732
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	12-21-28		3,065,338	3,069,354
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	6.166	02-13-32		542,552	543,002
Specialty retail 1.2%
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.780	03-09-28		3,824,079	1,568,828
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.916	05-04-28		4,701,918	4,712,874
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.766	10-15-28		1,767,461	1,701,181
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.500%)	4.577	02-26-32	EUR	2,969,491	3,451,024
Textiles, apparel and luxury goods 0.2%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.280	04-17-28		2,338,060	2,325,996
Consumer staples 2.9%					27,360,982
Beverages 0.2%
Pegasus Bidco BV, 2025 EUR 1st Lien Repriced Term Loan B (3 month EURIBOR + 3.000%)	5.064	07-12-29	EUR	1,325,380	1,549,869
Food products 1.9%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.030	12-08-28		3,000,099	3,011,349
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (3 month EURIBOR + 5.000%)	8.000	07-30-29	EUR	2,918,949	3,007,590
Flora Food Management BV, 2025 EUR Term Loan B13 (6 month EURIBOR + 4.000%)	6.031	12-31-27	EUR	1,500,618	1,682,475
Flora Food Management US Corp., 2025 USD Term Loan B12 (6 month CME Term SOFR + 3.750%)	8.300	12-31-27		3,433,019	3,274,963
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.197	09-30-31		3,767,603	3,749,594
Froneri US, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 2.500%)	6.435	08-02-32		1,173,725	1,173,784
Peralta Inversiones Globales SL, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.526	07-18-31	EUR	1,441,143	1,682,414
Household products 0.5%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.002	07-08-31		4,029,713	2,619,313
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products (continued)
Lavender US HoldCo 1, Inc., USD Term Loan (B)	TBD	09-27-32		2,410,347	$2,414,878
Personal care products 0.3%
Rainbow UK Bidco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.250%)	5.307	02-23-29	EUR	2,728,709	3,194,753
Energy 2.4%					23,293,866
Oil, gas and consumable fuels 2.4%
AL GCX Holdings LLC, Term Loan B (B)	TBD	05-17-29		2,413,000	2,409,646
CD&R Firefly Bidco PLC, 2025 EUR Term Loan (3 month EURIBOR + 3.250%)	5.316	04-30-29	EUR	2,658,008	3,111,515
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.719	04-29-29	GBP	262,554	347,730
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	7.516	11-19-29		2,524,132	2,525,495
EG Finco, Ltd., 2025 EUR Term Loan (3 and 6 month EURIBOR + 3.875%)	5.937	02-07-28	EUR	3,490,392	4,069,314
EPIC Crude Services LP, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.340	10-15-31		1,831,932	1,836,511
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	04-01-32		2,436,217	2,443,452
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.235	08-16-30		2,755,614	2,758,672
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	10-05-28		3,779,927	3,791,531
Financials 13.8%					131,849,209
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.144	10-30-31		1,732,687	1,737,452
Capital markets 2.3%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	08-09-30		4,247,433	4,257,669
Emerald X, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 3.250%)	7.166	01-30-32		2,276,497	2,285,990
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	09-15-31		2,428,195	2,427,588
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.651	02-03-32		5,623,419	5,616,390
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.500%)	6.502	12-31-30		2,840,056	2,851,899
Stepstone Group MidCo 2 GmbH, USD Term Loan B (3 and 6 month CME Term SOFR + 4.500%)	8.200	12-19-31		2,580,223	2,317,040
ZF Bidco SAS, 2025 EUR Fungible Term Loan B (3 month EURIBOR + 3.750%)	5.776	07-12-31	EUR	1,694,330	1,980,760
Financial services 6.8%
Aragorn Parent Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	12-15-28		1,933,047	1,945,129
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.954	08-02-28		4,426,330	4,418,583
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.710	06-24-30		2,392,456	2,400,399
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B (6 month EURIBOR + 3.250%)	5.292	10-30-31	EUR	1,246,757	1,456,715
CFC USA LLC, Term Loan B (3 month CME Term SOFR + 3.750%)	7.735	07-01-32		1,936,257	1,880,590
Corpay Technologies Operating Company LLC, 2025 Term Loan B (B)	TBD	11-05-32		2,420,000	2,416,080
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.916	05-19-31		2,414,686	2,415,459
DRW Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.502	06-26-31		3,419,268	3,348,763
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.894	10-18-32		652,916	654,144
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	5.935	10-04-30		910,499	910,800
GTCR Everest Borrower LLC, Add on Term Loan B (3 month CME Term SOFR + 2.750%)	6.752	09-05-31		2,827,849	2,834,890
Hudson River Trading LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.709	03-18-30		3,823,772	3,833,944
IMC Global Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.500%)	7.460	06-18-32		586,941	592,077
Insignia Financial, Ltd., Term Loan B (B)	TBD	11-25-32		1,827,285	1,804,444
ION Platform Finance SARL, EUR Term Loan (3 month EURIBOR + 4.000%)	6.020	10-07-32	EUR	2,102,305	2,334,222
ION Platform Finance US, Inc., USD Term Loan (3 month CME Term SOFR + 3.750%)	7.685	10-07-32		2,257,083	2,142,830
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.822	12-15-31		3,901,669	3,860,975
Jump Financial LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.500%)	7.502	02-26-32		4,287,684	4,319,841
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 2.750%)	6.752	11-28-31		2,536,548	2,549,231
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.916	03-22-31		1,703,221	1,706,883
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.151	07-03-31		3,077,295	3,081,142
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	11-17-31		4,295,595	4,296,411
Osaic Holdings, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.000%)	6.916	07-30-32		4,883,002	4,891,059
Pioneer AcquisitionCo LLC, 2025 Term Loan (3 month CME Term SOFR + 3.250%)	7.108	10-27-32		589,891	591,365
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Speed Midco 3 Sarl, 2025 USD Term Loan (6 month CME Term SOFR + 2.500%)	6.288	10-07-32		1,952,718	$1,950,277
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.416	10-16-31		937,100	936,707
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	03-05-32		1,745,188	1,740,825
Insurance 3.9%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.916	11-06-30		5,305,018	5,297,060
Alliant Holdings Intermediate LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	09-19-31		3,955,993	3,956,507
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.252	01-30-32		2,916,217	2,922,546
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.280	01-20-29		606,773	567,078
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	8.016	08-19-28		4,656,735	4,646,537
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.266	08-19-28		1,438,393	1,434,998
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2 (1 month CME Term SOFR + 2.500%)	6.459	05-26-31		2,897,523	2,908,389
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%)	6.666	06-13-31		3,394,612	3,403,540
Cross Financial Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	10-31-31		2,650,247	2,660,185
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.120	06-20-30		2,880,083	2,889,991
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.916	11-01-28		3,261,596	3,266,847
Ryan LLC, 2025 Term Loan (B)	TBD	11-05-32		2,955,316	2,936,845
Mortgage real estate investment trusts 0.6%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.209	06-13-30		1,600,178	1,605,683
Blackstone Mortgage Trust, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.416	05-09-29		948,235	947,050
Blackstone Mortgage Trust, Inc., 2025 Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.916	12-10-30		1,557,400	1,561,294
KREF Holdings X LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.459	03-05-32		2,049,671	2,056,086
Health care 12.9%					123,526,127
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	5.922	11-15-27		2,420,000	2,418,863
Health care equipment and supplies 1.5%
Bausch + Lomb Corp., 2025 Term Loan B (1 month CME Term SOFR + 4.250%)	8.166	01-15-31		3,395,790	3,414,467
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.416	10-23-31		38,927	39,009
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	10-23-31		2,015,542	2,019,795
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	10-23-30		2,608,224	2,611,015
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	10-23-28		2,422,650	2,425,751
SAM Bidco SASU, 2024 EUR Term Loan B (B)	TBD	12-13-27	EUR	579,276	674,018
WS Audiology A/S, 2025 USD Term Loan B (6 month CME Term SOFR + 3.500%)	7.198	02-28-29		3,328,115	3,341,627
Health care providers and services 7.6%
AHP Health Partners, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	09-20-32		2,635,160	2,632,683
Alloheim Senioren-Residenzen SE, 2025 EUR Term Loan (2 month EURIBOR + 5.000%)	7.018	05-19-28	EUR	1,239,579	1,447,737
Colosseum Dental Finance BV, 2025 EUR Term Loan B2A (3 month EURIBOR + 3.500%)	5.482	03-22-32	EUR	1,193,859	1,388,508
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	07-26-31		790,230	793,193
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	8.030	11-30-28		3,829,709	3,446,738
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.090	03-30-29		2,096,295	1,988,860
Elsan SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.500	06-16-31	EUR	1,726,330	1,944,876
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.840	08-01-29		5,507,449	5,532,342
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 2.500%)	6.416	11-01-28		3,942,672	3,958,483
HomeVi SASU, 2025 EUR Term Loan B (3 month EURIBOR + 4.750%)	6.816	10-31-29	EUR	2,472,378	2,853,045
Mamba Purchaser, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.951	10-14-31		1,476,940	1,481,371
MED ParentCo LP, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	04-15-31		2,787,122	2,797,295
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	11.352	03-02-29		2,136,611	1,999,868
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	7.781	03-02-28		4,178,804	4,106,719
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	7.851	03-02-28		123,484	121,353
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.675%)	5.635	12-18-30	EUR	1,890,546	2,186,872
Phoenix Newco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	11-15-28		4,800,608	4,818,418
Precision Medicine Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	08-20-32		2,710,383	2,717,159
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	6.072	04-18-31		2,469,763	$2,475,567
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.250%)	5.265	08-13-31	EUR	2,657,473	3,077,647
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	11-19-31		3,567,385	3,576,304
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	12-03-31		2,648,064	2,621,583
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.990	09-29-32		2,183,283	2,186,012
Southern Veterinary Partners LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.365	12-04-31		3,907,949	3,901,267
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.002	09-27-30		3,597,622	3,601,796
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	8.352	11-20-26		4,277,307	3,695,593
US Radiology Specialists, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.752	12-15-27		921,230	923,727
Health care technology 0.5%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.734	05-01-31		4,934,986	4,737,587
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	6.734	03-26-32		54,257	52,041
Pharmaceuticals 3.1%
AI Sirona Luxembourg Acquisition Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 4.000%)	5.960	09-29-28	EUR	797,372	926,017
AI Sirona Luxembourg Acquisition Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 4.000%)	5.960	09-30-28	EUR	448,487	521,443
Althea Acquisition Bidco SARL, 2025 EUR 1st Lien Term Loan B (B)	TBD	10-07-32	EUR	1,854,212	2,154,504
Amneal Pharmaceuticals LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	08-01-32		2,328,193	2,345,654
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	10.166	10-08-30		1,570,056	1,548,860
Curium Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.001	08-04-31		4,799,354	4,829,349
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	7.916	04-23-31		2,439,259	2,408,768
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.000	11-08-30	EUR	2,812,853	3,275,546
LSCS Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.502	03-04-32		2,587,698	2,535,944
MEH, Inc., Term Loan (1 month CME Term SOFR + 7.000%)	10.916	07-31-30		2,374,948	2,325,477
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.166	05-19-31		1,847,659	1,778,372
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	8.949	07-06-28		3,115,825	2,913,297
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	04-20-29		1,949,652	1,953,707
Industrials 13.7%					131,402,921
Aerospace and defense 2.0%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.502	10-31-30		2,736,709	2,746,698
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	5.825	08-06-29	EUR	1,513,222	1,767,947
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	8.370	08-03-29		2,988,184	2,997,268
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	06-06-31		3,346,306	3,342,123
Signia Aerospace LLC, 2025 Term Loan (1 and 3 month CME Term SOFR + 2.750%)	6.615	12-11-31		2,679,353	2,684,926
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.502	02-28-31		4,608,811	4,615,309
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.502	01-19-32		834,325	835,627
Air freight and logistics 0.8%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.416	09-23-31		3,739,980	3,755,800
Artemis BidCo SAS, EUR Term Loan B (3 month EURIBOR + 3.750%)	5.774	08-07-32	EUR	1,137,386	1,329,664
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.001	03-18-30		516,540	516,757
Stonepeak Nile Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.162	04-09-32		2,421,620	2,421,111
Building products 2.0%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.513	05-17-28		3,251,473	2,728,733
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	05-13-29		827,088	829,751
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.309	04-12-28		459,090	364,187
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	9.584	08-01-28		1,429,885	1,136,759
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.459	05-15-31		1,787,405	1,282,463
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	9.340	12-22-28		1,401,485	1,383,967
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.252	12-22-31		3,194,724	3,208,717
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.579	09-29-28		2,743,725	2,231,746
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	6.666	03-28-31		2,443,875	2,438,645
Quimper AB, 2025 EUR Add on Term Loan B (6 month EURIBOR + 3.750%)	5.859	03-29-30	EUR	1,544,346	1,804,974
Tiger Acquisition LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.451	08-23-32		889,533	892,593
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	8.252	08-05-31		640,016	616,214
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 2.2%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.751	09-07-28		2,405,325	$2,399,311
Belron Finance 2019 LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%)	6.120	10-16-31		3,184,938	3,200,863
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000% and 0.625% PIK)	9.891	09-30-27		5,529,675	5,538,910
Core & Main LP, 2024 Term Loan E (1 month CME Term SOFR + 2.000%)	5.916	02-09-31		2,204,794	2,202,964
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.671	03-03-32		2,430,400	2,433,414
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.001	06-18-29		1,909,807	1,912,786
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.780	03-24-28		3,260,460	3,261,699
Construction and engineering 1.0%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	05-17-28		1,670,902	1,678,404
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	11-03-31		1,099,787	1,102,536
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.750%)	7.666	07-09-32		250,144	250,534
Legence Holdings LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	12-16-31		2,355,543	2,363,646
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.989	10-01-29		825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.989	10-01-29		3,431,590	3,431,590
Electrical equipment 0.2%
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	7.852	03-02-28		2,545,913	2,507,724
Machinery 1.6%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%)	6.684	06-23-30		4,884,208	4,907,506
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	6.602	07-01-31		1,449,633	1,455,983
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	07-01-31		2,568,607	2,578,239
Pro Mach Group, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	10-16-32		1,499,893	1,506,882
Rubix Group Finco, Ltd., 2024 EUR Term Loan (6 month EURIBOR + 4.000%)	6.083	09-30-28	EUR	1,906,017	2,228,544
TK Elevator US Newco, Inc., 2025 USD Term Loan B (6 month CME Term SOFR + 3.000%)	7.197	04-30-30		2,838,526	2,854,195
Passenger airlines 0.7%
American Airlines, Inc., 2017 1st Lien Term Loan (3 month CME Term SOFR + 1.750%)	5.693	01-29-27		1,450,000	1,447,028
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	08-27-29		3,013,924	2,774,317
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	02-14-31		2,962,945	2,971,952
Professional services 2.5%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	09-29-31		2,652,771	2,656,087
Citrin Cooperman Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.001	04-01-32		2,460,000	2,466,150
Creative Artists Agency LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	10-01-31		2,629,551	2,633,548
Dawn Bidco LLC, 2025 Term Loan (B)	TBD	10-07-32		2,954,895	2,945,823
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	06-02-31		2,207,057	2,202,930
Heron Bidco, Term Loan B (B)	TBD	11-25-32		1,690,743	1,666,785
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	09-27-30		2,285,248	1,979,894
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.916	05-09-31		2,799,822	2,810,125
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	7.794	07-18-31		2,770,398	2,320,208
XPLOR T1 LLC, 2025 Term Loan (B)	TBD	06-24-32		2,000,051	1,992,551
Trading companies and distributors 0.1%
Herc Holdings, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	6.006	06-02-32		607,172	609,831
Transportation infrastructure 0.6%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31		3,922,805	3,931,945
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31		1,492,110	1,495,587
Information technology 14.4%					137,312,752
Communications equipment 0.5%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.834	06-28-29		4,839,894	4,839,894
Electronic equipment, instruments and components 0.4%
C&D Technologies, Inc., 2025 Term Loan (1 month CME Term SOFR + 5.750%)	9.780	12-20-26		2,522,028	2,469,494
Project Aurora US Finco, Inc., Term Loan (B)	TBD	09-30-32		1,448,674	1,454,107
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services 2.4%
Ahead DB Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 3.000%)	6.865	02-03-31		2,419,935	$2,404,641
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	7.437	11-06-28		3,448,534	2,719,411
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	8.101	10-01-27		3,625,740	3,584,950
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.780	06-28-28		2,645,147	2,517,307
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	8.026	04-16-32		2,717,448	2,693,100
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	04-16-31		2,404,686	2,413,704
Team.blue Finco SARL, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.370	07-12-32		1,961,006	1,963,457
Total Webhosting Solutions BV, 2025 EUR Term Loan (1 month EURIBOR + 4.000%)	5.960	11-04-31	EUR	2,514,863	2,866,149
Trio Bidco LLC, 2025 Term Loan B (B)	TBD	10-29-32		1,309,190	1,305,918
Software 11.1%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.916	08-19-30		4,151,519	4,039,968
Arctera US Holdings LLC, 2024 Priority Term Loan (3 month CME Term SOFR + 8.000% and 4.500% PIK)	16.502	12-09-29		877,542	881,929
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	04-30-31		2,674,663	2,677,792
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	8.340	08-15-29		2,872,298	2,420,572
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	04-25-31		695,404	699,750
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.822	07-30-31		3,381,590	3,366,475
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 2.750%)	4.816	01-31-30	EUR	677,389	787,070
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	07-06-29		3,345,839	2,773,901
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.816	07-10-28	EUR	2,649,616	3,078,971
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	7.722	12-09-31		3,187,993	3,184,008
Clover Holdings SPV III LLC, 2024 USD Term Loan	15.000	12-09-27		316,459	324,766
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.780	10-16-28		3,604,161	3,418,330
Darktrace Finco US LLC, 1st Lien Term Loan (B)	TBD	10-09-31		2,048,405	2,051,601
Dodge Construction Network LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	02-28-29		1,175,228	926,608
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.253	01-31-29		1,292,323	1,290,708
ECI Macola/Max Holding LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.752	05-09-30		2,425,624	2,432,561
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	10-09-29		2,453,502	2,459,439
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%)	6.416	05-30-31		4,315,856	4,327,379
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	8.038	09-15-32		969,000	950,831
FinThrive Software Intermediate Holdings, Inc., 2024 First Out Term Loan (3 month CME Term SOFR + 4.000%)	8.003	12-15-28		1,791,814	1,594,715
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	09-12-29		1,942,403	1,941,062
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	01-30-32		5,575,000	5,487,919
Great Canadian Gaming Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	11-01-29		1,457,623	1,436,969
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.753	11-13-31		2,767,244	2,772,059
Imagine Learning LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.416	12-21-29		1,396,012	1,326,700
Ivanti Security Holdings LLC, 2025 Newco Term Loan (3 month CME Term SOFR + 5.750%)	9.639	06-01-29		817,432	844,677
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.639	06-01-29		2,495,663	2,101,348
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.270	11-12-30		1,839,472	1,839,472
McAfee Corp., 2024 1st Lien Term Loan B	6.916	03-01-29		2,542,707	2,343,384
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.166	06-17-31		5,168,590	5,179,237
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.090	07-01-31		3,076,497	3,011,614
Orion Advisor Solutions, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.250%)	7.110	09-24-30		2,947,358	2,959,826
Peraton Corp., Term Loan B (3 month CME Term SOFR + 3.750%)	7.690	02-01-28		4,685,484	4,102,328
Ping Identity Holding Corp., 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.625	11-15-32		812,566	815,613
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	10-26-30		3,366,929	3,362,013
Project Boost Purchaser LLC, 2025 Refinancing Term Loan (3 month CME Term SOFR + 2.750%)	6.608	07-16-31		1,773,982	1,773,432
Project Ruby Ultimate Parent Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.780	03-10-28		5,283,522	5,296,731
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	6.916	08-31-28		2,431,615	2,440,952
Red Planet Borrower LLC, 2025 Term Loan B (1 month CME Term SOFR + 4.000%)	7.916	09-08-32		2,413,964	2,412,950
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.530	03-05-27		3,354,766	3,354,397
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.338	02-10-31		4,659,818	4,655,857
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
VS Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.090	04-12-31		2,942,061	$2,934,706
Materials 7.4%					70,377,267
Chemicals 2.9%
ASP Unifrax Holdings, Inc., 2024 Delayed Draw Term Loan (3 month CME Term SOFR + 7.750%)	11.750	09-28-29		1,766,912	1,457,702
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000% and 4.750% PIK)	11.752	09-28-29		3,458,413	2,826,008
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	02-15-31		1,620,485	1,622,348
INEOS U.S. Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.266	04-02-29		3,389,467	2,587,858
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	8.166	10-07-31		298,500	221,078
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.780	02-18-28		3,778,059	2,504,853
Nouryon Finance BV, 2024 USD Term Loan B1 (6 month CME Term SOFR + 3.250%)	7.036	04-03-28		1,840,908	1,833,747
Olympus Water US Holding Corp., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	7.001	06-20-31		2,750,020	2,708,770
Qnity Electronics, Inc., Term Loan B (6 month CME Term SOFR + 2.000%)	5.804	11-01-32		2,735,355	2,742,193
Root Bidco Sarl, 2025 EUR Term Loan (B)	TBD	09-27-30	EUR	2,127,637	2,437,548
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	7.752	12-16-28		1,888,613	1,900,416
Solstice Advanced Materials, Inc., Term Loan B (3 month CME Term SOFR + 1.750%)	5.593	10-29-32		746,245	747,648
USALCO LLC, 2025 Term Loan (B)	TBD	09-30-31		1,313,635	1,316,840
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	08-01-30		2,918,195	2,917,291
Construction materials 0.8%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	01-31-31		1,598,758	1,602,899
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.166	03-19-29		2,562,013	2,564,344
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	02-10-32		761,657	762,342
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.166	04-14-31		1,632,625	1,634,698
White Cap Supply Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.215	10-19-29		908,113	910,420
Containers and packaging 3.4%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	06-11-31		3,458,608	3,298,647
Balcan Innovations, Inc., Term Loan B (1 and 3 month CME Term SOFR + 4.750%)	8.591	10-18-31		2,658,999	2,100,609
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	7.091	04-13-29		2,364,789	2,354,738
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.320	05-05-29		2,233,226	2,221,367
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	8.690	06-28-28		2,040,518	1,969,875
LTI Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	7.666	07-29-29		2,876,532	2,892,123
Owens-Illinois Group, Inc., 2025 Term Loan B (B)	TBD	09-30-32		2,890,000	2,894,826
Plastipak Packaging, Inc., 2025 Term Loan B (B)	TBD	09-10-32		1,937,000	1,934,172
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	7.893	09-15-28		3,955,901	3,956,890
Technimark Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 3.250%)	7.201	04-14-31		2,413,032	2,363,758
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	7.752	09-15-28		1,467,360	1,417,308
Trivium Packaging Finance BV, EUR Term Loan B (3 month EURIBOR + 4.500%)	6.566	05-28-30	EUR	2,269,310	2,634,615
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	9.209	10-04-28		337,174	340,208
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	7.823	10-04-28		2,484,025	1,883,711
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.327	04-23-29		5,591,692	2,815,417
Utilities 0.7%					7,104,833
Independent power and renewable electricity producers 0.6%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	09-30-31		1,695,521	1,697,997
Bayonne Energy Center LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	6.985	10-01-32		1,053,961	1,054,836
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.353	05-17-30		1,676,069	1,679,069
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (3 month CME Term SOFR + 2.500%)	6.353	12-15-31		857,034	858,260
Talen Energy Supply LLC, 2025 Term Loan B (B)	TBD	10-11-32		410,475	410,475
Multi-utilities 0.1%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.984	01-27-31		1,402,961	1,404,196
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 4.2%					$40,362,441
(Cost $48,076,698)
Communication services 1.0%					10,114,723
Diversified telecommunication services 0.2%
Iliad Holding SAS (D)	7.000	10-15-28		2,017,000	2,045,720
Media 0.8%
Sirius XM Radio LLC (D)	4.125	07-01-30		2,000,000	1,893,730
Tele Columbus AG (0.000% Cash and 10.000% PIK) (E)	10.000	01-01-29	EUR	1,940,250	1,514,519
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(F)	4.250	02-01-29	EUR	614,000	716,840
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	6.314	02-01-29	EUR	1,590,000	1,856,311
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(F)	6.314	02-15-31	EUR	618,000	721,151
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (F)	6.314	02-15-31	EUR	1,171,000	1,366,452
Consumer discretionary 0.8%					7,382,587
Automobile components 0.1%
Tenneco, Inc. (D)	8.000	11-17-28		697,000	696,799
Diversified consumer services 0.3%
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (D)(F)	6.324	05-17-31	EUR	1,049,000	1,230,721
Pachelbel Bidco SpA (D)	7.125	05-17-31	EUR	961,000	1,188,847
Hotels, restaurants and leisure 0.1%
Sabre GLBL, Inc. (D)(G)	11.125	07-15-30		1,671,000	1,445,315
Specialty retail 0.3%
Global Auto Holdings, Ltd. (D)	8.750	01-15-32		2,733,000	2,583,741
Global Auto Holdings, Ltd. (D)	11.500	08-15-29		231,000	237,164
Consumer staples 0.3%					2,474,138
Food products 0.3%
Irca SpA (3 month EURIBOR + 3.750%) (D)(F)	5.764	12-15-29	EUR	1,614,000	1,889,705
Post Holdings, Inc. (D)	6.250	02-15-32		566,000	584,433
Financials 0.3%					2,940,865
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (D)(G)	4.625	06-15-29		2,230,000	2,166,485
Blackstone Mortgage Trust, Inc. (D)	7.750	12-01-29		738,000	774,380
Health care 0.8%					7,316,891
Health care providers and services 0.5%
US Acute Care Solutions LLC (D)	9.750	05-15-29		4,332,000	4,400,784
Pharmaceuticals 0.3%
Amneal Pharmaceuticals LLC (D)	6.875	08-01-32		435,000	459,481
Bausch Health Companies, Inc. (D)	10.000	04-15-32		374,000	386,647
Organon & Company (D)	4.125	04-30-28		2,124,000	2,069,979
Industrials 0.2%					2,132,614
Air freight and logistics 0.2%
Rand Parent LLC (D)(G)	8.500	02-15-30		1,590,000	1,640,715
Passenger airlines 0.0%
JetBlue Airways Corp. (D)	9.875	09-20-31		498,000	491,899
Information technology 0.3%					2,931,988
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (D)(F)	5.526	07-31-31	EUR	2,514,000	2,931,988
Materials 0.5%					5,068,635
Chemicals 0.1%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (D)	7.100	09-30-29		2,492,132	373,820
INEOS Quattro Finance 2 PLC (D)(G)	9.625	03-15-29		1,295,000	1,101,398
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Construction materials 0.1%
JH North America Holdings, Inc. (D)	5.875	01-31-31		528,000	$535,115
Containers and packaging 0.3%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	7.014	04-15-29	EUR	3,269,000	2,341,509
Trivium Packaging Finance BV (D)	8.250	07-15-30		315,000	331,629
Metals and mining 0.0%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	34,324

Vibrantz Technologies, Inc. (D)	9.000	02-15-30		1,253,000	350,840
Asset-backed securities 5.1%					$48,479,112
(Cost $48,210,750)
Asset-backed securities 5.1%					48,479,112
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (D)(F)	7.804	07-15-38		650,000	647,722
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (D)(F)	7.370	07-21-37		350,000	348,387
AMMC CLO, Ltd. Series 2025-33A, Class D1 (3 month CME Term SOFR + 2.900%) (D)(F)	6.692	01-20-39		300,000	300,000
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (D)(F)	6.916	01-15-31		4,900,000	4,912,603
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (D)(F)	7.170	07-26-31		1,250,000	1,254,319
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (D)(F)	7.816	01-18-35		450,000	441,000
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	7.654	07-15-36		250,000	250,165
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (D)(F)	6.850	01-30-31		750,000	753,822
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (D)(F)	6.384	07-20-32		450,000	449,017
CBAMR, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (D)(F)	8.054	07-15-37		1,100,000	1,108,474
Cedar Funding VII CLO, Ltd. Series 2018-7A, Class D2R2 (3 month CME Term SOFR + 4.000%) (D)(F)	7.923	10-20-38		1,050,000	1,050,000
Columbia Cent CLO XXXV, Ltd. Series 2025-35A, Class D1A (3 month CME Term SOFR + 3.500%) (D)(F)	7.822	07-25-36		150,000	150,456
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (D)(F)	7.646	10-20-31		250,000	250,887
Fortress Credit BSL IX, Ltd. Series 2020-1A, Class DR (3 month CME Term SOFR + 3.600%) (D)(F)	7.528	10-20-33		1,400,000	1,400,398
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (D)(F)	7.600	01-30-35		3,150,000	3,156,987
Hayfin US XIV, Ltd. Series 2021-14A, Class D1R (3 month CME Term SOFR + 3.050%) (D)(F)	6.934	03-20-38		3,000,000	2,999,916
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (D)(F)	6.732	04-21-31		750,000	749,287
Jamestown CLO IX, Ltd. Series 2016-9A, Class CR3 (3 month CME Term SOFR + 3.250%) (D)(F)	7.108	07-25-34		3,450,000	3,417,260
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (D)(F)	6.908	07-25-34		3,100,000	3,066,269
Neuberger Berman Loan Advisers CLO, Ltd. Series 2022-47A, Class DR (3 month CME Term SOFR + 2.800%) (D)(F)	7.005	04-16-35		300,000	300,236
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (D)(F)	6.969	04-22-31		1,350,000	1,350,227
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (D)(F)	6.605	01-15-38		1,000,000	997,500
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (D)(F)	7.546	07-20-34		1,350,000	1,337,696
Series 2021-1A, Class DR (3 month CME Term SOFR + 3.600%) (D)(F)	7.505	07-15-34		250,000	250,359
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (D)(F)	7.151	05-20-31		600,000	600,834
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Romark CLO V, Ltd. Series 2021-5A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	7.655	01-15-35	1,850,000	$1,852,105
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (D)(F)	6.734	01-20-35	850,000	848,161
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DRR (3 month CME Term SOFR + 3.000%) (D)(F)	6.884	07-20-34	2,950,000	2,966,697
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (D)(F)	7.770	01-25-32	1,550,000	1,545,765
TCW CLO, Ltd. Series 2020-1A, Class DR3 (3 month CME Term SOFR + 3.400%) (D)(F)	7.284	04-20-34	150,000	150,274
THL Credit Wind River CLO, Ltd.
Series 2019-3A, Class D1R3 (3 month CME Term SOFR + 2.600%) (D)(F)	6.392	01-15-38	250,000	250,133
Series 2019-3A, Class D2R3 (3 month CME Term SOFR + 3.250%) (D)(F)	7.042	01-15-38	1,550,000	1,550,798
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (D)(F)	7.505	01-15-35	1,400,000	1,377,506
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (D)(F)	6.966	04-20-31	450,000	428,348
Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (D)(F)	8.066	07-15-32	2,200,000	2,121,797
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (D)(F)	7.744	10-20-37	1,250,000	1,250,434
Wellfleet CLO, Ltd.
Series 2020-1A, Class CRR (3 month CME Term SOFR + 3.100%) (D)(F)	7.005	04-15-33	400,000	398,852
Series 2021-2A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	7.655	07-15-34	2,200,000	2,194,421

	Shares	Value
Common stocks 1.0%		$9,723,707
(Cost $11,199,416)
Communication services 0.1%		1,050,826
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	58,065
Media 0.1%
Altice France Lux 3 (H)	8,232	148,457
DMS Topco LLC (C)(H)	12,699	772,353
New Insight Holdings, Inc. (H)	47,967	71,951
Consumer discretionary 0.0%		0
Hotels, restaurants and leisure 0.0%
Silk Topco AS (C)(H)	405,564	0
Health care 0.5%		4,468,201
Health care providers and services 0.3%
GenesisCare Cayman Holdings (C)(H)	24,857	2,080,282
GenesisCare USA Holdings, Inc. (C)(H)	24,857	157,593
Pharmaceuticals 0.2%
Mallinckrodt Pharmaceuticals PLC (H)	22,096	2,230,326
Industrials 0.4%		4,188,902
Construction and engineering 0.4%
Range Red Operating, Inc., Class A1 (C)(H)	2,247	4,188,902
Information technology 0.0%		15,778
Communications equipment 0.0%

Vantiva SA (H)	136,840	15,778

Exchange-traded funds 2.6%		$24,619,371
(Cost $24,288,788)
Invesco Senior Loan ETF (G)	1,176,834	24,619,371
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 0.0%		$77,255
(Cost $76,248)
Health care 0.0%		1,007
Pharmaceuticals 0.0%
Mallinckrodt Pharmaceuticals PLC (C)(H)	1,006,782,144	1,007
Information technology 0.0%		76,248
Software 0.0%

Veritas US, Inc., Series G (C)(H)	11,149	76,248

Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (C)(H)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (C)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (C)(H)	1,102,564	0
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 7.2%			$69,041,068
(Cost $69,041,766)
Short-term funds 7.2%			69,041,068
John Hancock Collateral Trust (J)	3.9009(K)	2,847,425	28,483,080
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.9244(K)	40,557,988	40,557,988
Total investments (Cost $1,029,407,390) 105.2%			$1,006,168,933
Other assets and liabilities, net (5.2%)			(49,494,732)
Total net assets 100.0%			$956,674,201

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $27,590,981.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 11-30-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	13

The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	75.4%
Cayman Islands	5.1%
Luxembourg	4.8%
United Kingdom	2.8%
Canada	2.7%
France	2.2%
Netherlands	2.1%
Italy	1.0%
Other countries	3.9%
TOTAL	100.0%
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	960,000	USD	1,109,045	MSCS	12/16/2025	$5,752	—
USD	28,202,628	EUR	23,690,000	MSCS	12/16/2025	692,699	—
USD	5,530,503	EUR	4,740,000	MSCS	1/14/2026	17,668	—
USD	9,567,192	EUR	8,210,000	MSCS	1/26/2026	12,849	—
USD	7,585,966	EUR	6,530,000	MSCS	1/30/2026	—	$(14,809)
USD	10,872,554	EUR	9,400,000	MSCS	2/2/2026	—	(70,483)
USD	13,151,516	EUR	11,320,000	MSCS	2/12/2026	—	(33,113)
USD	4,610,453	EUR	3,965,000	MSCS	2/13/2026	—	(7,886)
USD	1,156,127	EUR	1,000,000	MSCS	2/23/2026	—	(9,217)
USD	1,452,063	EUR	1,250,000	MSCS	5/27/2026	—	(10,965)
USD	1,280,070	EUR	1,080,000	MSCS	6/17/2026	14,880	—
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	—	(61,961)
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	—	(175,725)
USD	8,806,194	EUR	8,010,000	MSCS	12/4/2026	—	(639,372)
USD	2,639,393	EUR	2,401,000	MSCS	12/14/2026	—	(192,780)
USD	638,200	GBP	500,000	MSCS	4/7/2026	—	(23,588)
						$743,848	$(1,239,899)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$813,865,979	—	$809,063,353	$4,802,626
Corporate bonds	40,362,441	—	40,362,441	—
Asset-backed securities	48,479,112	—	48,479,112	—
Common stocks	9,723,707	—	2,466,512	7,257,195
Exchange-traded funds	24,619,371	$24,619,371	—	—
Preferred securities	77,255	—	—	77,255
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	69,041,068	69,041,068	—	—
Total investments in securities	$1,006,168,933	$93,660,439	$900,371,418	$12,137,076
Derivatives:
Assets
Forward foreign currency contracts	$743,848	—	$743,848	—
Liabilities
Forward foreign currency contracts	(1,239,899)	—	(1,239,899)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
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	Term loans	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-25	$4,783,419	$7,116,773	$128,922	—	—	$12,029,114
Purchases	27,836	—	—	—	—	27,836
Sales	—	(177,976)	(179,072)	—	—	(357,048)
Realized gain (loss)	—	—	126,398	—	—	126,398
Net amortization of (premium) discount	2,982	—	—	—	—	2,982
Change in unrealized appreciation (depreciation)	(11,611)	313,398	1,007	—	—	307,794
Balance as of 11-30-25	$4,802,626	$7,257,195	$77,255	—	—	$12,137,076
Change in unrealized appreciation (depreciation) at period end[1]	$(11,611)	$313,398	$1,007	—	—	$307,794

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 11-30-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	$4,802,626	Transactions indicative of value	Prior/recent transactions	$90.91 - $100.00	$98.58

Common stocks	$58,064	Value at time of corporate action	Market value equivalent of positions at time of corporate action	0.00039 EUR	0.00039 EUR
	6,269,185	Market comparable	EV to revenue multiple Discount	7.50x - 8.99x 15.00% - 19.00%	8.50x 17.67%
	157,593	Exit value	Estimated exit value	$6.34	$6.34
	772,353	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$60.82	$60.82
	$7,257,195

Preferred securities	$77,255	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$6.84	$6.84

Total	$12,137,076

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of November 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated exit value	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,847,425	$17,003,900	$62,099,775	$(50,619,100)	$(554)	$(941)	$49,623	—	$28,483,080
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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